MANAGEMENT OF FINANCIAL RISKS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosures Of Financial Risk Management [Abstract]
Disclosure of liquidity risk

As of December 31, 2019 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	—	—	—	—
Conditional advances	—	—	1,321	1,321
Bank loans	62	—	—	62
Other financial liabilities	—	38	—	38
Lease liabilities	1,425	5,935	5,342	12,702
Trade and fixed assets payables	5,800	—	—	5,800
Total	7,287	5,973	6,663	19,923

As of December 31, 2020 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	2,400	—	—	2,400
Conditional advances	—	—	4,421	4,421
Bank loans	98	7,929	2,071	10,098
Other financial liabilities	—	35	—	35
Lease liabilities	1,607	5,151	4,046	10,804
Trade and fixed assets payables	4,792	—	—	4,792
Total	8,897	13,115	10,538	32,550

As of December 31, 2021 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes				—
Conditional advances			5,281	5,281
Bank loans	164	9,438	475	10,077
Other financial liabilities		38		38
Lease liabilities	1,817	4,803	3,359	9,979
Trade and fixed assets payables	2,487			2,487
Total	4,468	14,279	9,115	27,862

Sensitivity analysis for types of market risk [text block]	A deterioration of the U.S dollars versus the 1.1326 closing rate for December 2021 could impact the financial assets and liabilities as follows:

	As of December 31, 2021		Sensitivity
(in thousands)	USD	EUR	+ 1%	+ 5%	+ 10%
Financial assets	51,208	45,212	(448)	(2,153)	(4,110)
of which cash and cash equivalents	25,294	22,332	(221)	(1,063)	(2,030)
Financial liabilities	16,659	14,709	(146)	(700)	(1,337)
A change in the the share price used could change the amount that could be raised as follows:

	Sensitivity
(in millions of euros)	- 20%	€1.28	+20%
Amount that could be raised	3.0	3.0	6.0